Non-Current Financial Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-Current Financial Assets [Abstract]
NON-CURRENT FINANCIAL ASSETS
8.	NON-CURRENT FINANCIAL ASSETS

During the year ended December 31, 2024, the Group disposed certain assets in Malaysia to a third party including the brand, its website, domain names, select user data, and certain intellectual property right in exchange for preference shares in the parent company of the buyer. At initial recognition, the Group made an irrevocable election to present subsequent changes in the fair value of the equity instrument in other comprehensive (loss)/income as the Group is holding this investment for strategic purposes. No dividends were received on this investment during the year. The change in fair value of the unlisted equity investment from December 31, 2024 to June 30, 2025 was insignificant.

June 30, 2025
(Unaudited)
US$

Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	600,000

Total	600,000

10.	NON-CURRENT FINANCIAL ASSET

During the year ended December 31, 2024, the Group disposed certain assets in Malaysia to a third party including the brand, its website, domain names, select user data, and certain intellectual property right in exchange for preference shares in the parent company of the buyer. At initial recognition, the Group made an irrevocable election to present subsequent changes in the fair value of the equity instrument in other comprehensive income as the Group is holding this investment for strategic purposes. No dividends were received on this investment during the year. The change in fair value of the unlisted equity investment from the date of initial recognition to December 31, 2024 was insignificant.

2024
US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	600,000

Total	600,000